[LOGO]                      John H. Lively
1940 Act | law group               The Law Offices of John H. Lively &
                                   Associates, Inc .
                                   A member firm of The 1940 Act Law Group(TM)
                                   11300 Tomahawk Creek Parkway, Suite 310
                                   Leawood, KS 66211
                                   Phone: 913.660.0778 Fax: 913.660.9157
                                   john.lively@1940actlawgroup.com

June 13, 2014

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 2054

RE: THE REGISTRATION STATEMENT FILED ON FORM N-1A UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AND SECURITIES ACT OF 1933, AS AMENDED (THE "SECURITIES ACT") OF BROWN CAPITAL MANAGEMENT MUTUAL FUNDS (THE "TRUST")(FILE NOS. 33-37458 AND 811-06199)

LADIES AND GENTLEMEN:

     Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 68 to the Trust's Registration Statement under the Securities Act of 1933, as amended (the "1933 Act"), and Amendment No. 69 to the Trust's Registration Statement under the Investment Company Act of 1940, as amended (the "1940 Act") (collectively, the "Amendment") pertaining to The Brown Capital Management Small Company Fund, The Brown Capital Management Mid-Cap Fund and the Brown Capital Management International Equity Fund (the "Funds"), the series portfolios of the Trust.

     The Amendment is being filed pursuant to Rule 485(a) for the purpose of modifying the investment strategies discussion for the Funds, adding an Institutional Share Class to The Brown Capital Management International Equity Fund, and reflecting a new advisory fee rate for The Brown Capital Management International Equity Fund. This Amendment supersedes the amendment filed on May 30, 2014. Additionally, the Trust anticipates filing a request for acceleration of this Amendment.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

                        Sincerely,

                        /s/ John H. Lively

                        John H. Lively